LONG-TERM PAYABLES (Tables)	6 Months Ended
Jun. 30, 2017
Leases [Abstract]
Schedule of Capital Leased Assets
As of December 31, 2016 and June 30, 2017, the net value of the leased assets are:

	2016	2017
	December 31	June 30
	RMB	RMB

Equipment	159,980,000	279,980,000
Less: accumulated depreciation	(11,440,625)	(18,831,268)
Net Value	148,539,375	261,148,732

Schedule of Future Minimum Lease Payments for Capital Leases
As of June 30, 2017, future minimum payments required under non-cancellable capital and financing lease are:

Twelve months ended June 30,	RMB
2018	105,638,784
2019	77,196,187
2020	52,846,761
Total minimum lease payments	235,681,732
Less: Amount representing interest	(8,545,222)
Present value of net minimum lease payments	227,136,510
Current portion	101,443,202
Non-current portion	125,693,308